FORM N-SAR
             SEMI-ANNUAL REPORT FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:  12/31/00 (a)
         Or fiscal year ending:        /  /   (b)

Is this a transition report? (Y/N)   N

Is this an amendment to a previous filing? (Y/N)  N

1.  A.  Registrant Name:  BDI Investment Corporation
    B.  File Number:  811-3868
    C.  (858) 794-6300


2.  A.  Street:  990 Highland Drive, Suite 100
    B.  City:  Solana Beach
    C.  State:  CA
    D.  Zip Code:  92075       Zip Ext:  2472


3.  Is this the first filing on this form by Registrant?(Y/N)  N

4.  Is this the last filing on this form by Registrant? (Y/N)  N

5.  Is Registrant a small business investment company (SBIC)? (Y/N)     N

6.  Is Registrant a unit investment trust (UIT)? (Y/N)   N

7.  A. Is Registrant a series or multiple portfolio company? (Y/N)   N


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For period ending  12/31/99
File Number 811-3868


22. Registrant's portfolio transactions with entities acting as principals:

    List the 10 entities acting as principals with whom Registrant did the largest amount of portfolio transactions (include all short-term obligations, and U.S. Gov't & tax-free securities) in both the secondary market & in underwritten offerings set forth in order of size based upon total value of principal transactions during the current reporting period:
    ($000's omitted)


   Name of Entity       IRS Number     Registrant Purchases    Registrant sales
--------------------    ----------     --------------------    ----------------
Dean Witter             94-1671384            660                     0
Chapman Company         52-1492672            199                     0



23. Aggregate principal purchase/sale transactions of Registrant during current reporting period ($000's omitted):

                                             $     859         $      0
                                             Total Purchases   Total Sales

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For period ending  12/31/99
File Number 811-3868

62. A. Does Registrants/Series invest primarily in debt securities, including convertible debt securities, options and futures on debt securities or indices of debt securities? (Y/N) Y

    If answer is "Y" (Yes), state the percentage of net assets in each type at the end of the current period:

    Short-Term Maturities

    B.  U.S. Treasury                                               0%

    C.  U.S. Government Agency                                      0%

    D.  Repurchase agreements                                       0%

    E.  State and municipal tax-free                                0%

    F.  Bank Certificates of deposit-domestic                       0%

    G.  Bank Certificates of deposit-foreign                        0%

    H.  Bankers acceptances                                         0%

    I.  Commercial paper taxable                                    0%

    J.  Time deposits                                               0%

    K.  Options                                                     0%

    L.  All other                                                   0%

    Intermediate & Long-Term Maturities

    M.  U.S. Treasury                                               0%

    N.  U.S. Government Agency                                      0%

    O.  State and Municipal tax-free                             99.9%

    P.  Corporate                                                   0%

    Q.  All other                                                 0.1%

    R.  Investments other than debt securities                      0%


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For period ending  12/31/99
File Number 811-3868


63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than one year, in years to one decimal place:

                                                               A.    0  days

                                                               B.  4.0  years


66. Is the Registrant/Series a fund that usually invests in equity securities, options and futures on equity securities, indices of equity securities or securities convertible into equity securities? (Y/N) N


71. Portfolio turnover rate for the current reporting period ($000's omitted on A, B & C):

    A.  Purchases                                                    $     859

    B.  Sales[including all maturities]                              $     520

    C.  Monthly average value of portfolio                           $  13,778

    D.  Percent turnover (Use the lesser of 71A or 71B
         divided by 71C)                                                   3.8%

72. A.  How many months do the answers to items 72 and 73 cover?             6

    Income

    B.       Net interest income                                     $     391

    C.       Net dividend income                                     $       2

    D.       Account maintenance fees                                $       0

    E.       Net other income                                        $       0

    Expenses

    F.       Gross advisory fees                                     $       0

    G.       Gross administrator(s) fees                             $       0

    H.       Salaries and other compensation                         $       0


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For period ending  12/31/99
File Number 811-3868

    I.       Shareholder servicing agent fees                        $       2

    J.       Custodian fees                                          $       0

    K.       Postage                                                 $       0

    L.       Printing expenses                                       $       0

    M.       Directors fees                                          $       2

    N.       Registration fees                                       $       0

    O.       Taxes                                                   $       0

    P.       Interest                                                $       0

    Q.       Bookkeeping fees paid to anyone
             performing this service                                 $      15

    R.       Auditing fees                                           $       3

    S.       Legal fees                                              $       0

    T.       Marketing/distribution payments
             including payments pursuant to a
             Rule 12b-1 plan                                         $       0

    U.       Amortization of organization expense                    $       0

    V.       Shareholder meeting expense                             $       0

    W.       Other expenses                                          $       9

    X.       Total expenses                                          $      31

    Y.       Expense reimbursements                                  $       0

    Z.       Net investment income                                   $     362

    AA.      Realized capital gains                                  $       3

    BB.      Realized capital losses                                 $       0

    CC.      1.   Net unrealized appreciation during
                  the period                                         $     379

             2.   Net unrealized depreciation during
                  the period                                         $       0


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For period ending  12/31/99
File Number 811-3868

    DD.      1.   Total income dividends for which
                  record date passed during the period               $     355

             2.   Dividends for a second class of
                  open-end company shares                            $       0

    EE.      Total capital gains distribution for
             which record date passed during the period              $       0

73. Payments per share outstanding during the entire current period

    A.       1.   Dividends from net investment income               $   .2497

             2.   Dividends for a second class of
                  open-end company shares                            $       0

NOTE: show in fractions of a cent if so declared.

    B.       Distributions of capital gains                          $       0

    C.       Other distributions                                     $       0

74. Condensed balance sheet data

    A.       Cash                                                    $     116

    B.       Repurchase agreements                                   $       0

    C.       Short-term debt securities other than
             repurchase agreements                                   $       0

    D.       Long-term debt securities including
             convertible debt                                        $  14,126

    E.       Preferred convertible preferred and
             adjustable rate preferred stock                         $       0

    F.       Common stock                                            $       0

    G.       Options on equities                                     $       0

    H.       Options on all futures                                  $       0

    I.       Other investments                                       $       0

    J.       Receivables from portfolio instruments sold             $       0

    K.       Receivable from affiliated persons                      $       0

    L.       Other receivables                                       $     247

    M.       All other assets                                        $       1



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For period ending  12/31/99
File Number 811-3868


    N.       Total assets                                            $  14,490

    O.       Payables for portfolio instruments
             purchased                                               $       0

    P.       Amounts owed to affiliated persons                      $       0

    Q.       Senior long-term debt                                   $       0

    R.       Other liabilities                                       $     359

             1. Reverse repurchase agreements                        $       0

             2. Short sales                                          $       0

             3. Written options                                      $       0

             4. All other liabilities                                $     359

    S.       Senior equity                                           $       0

    T.       Net assets of common shareholders                       $  14,131

    U.       1. Number of shares outstanding                         1,421,551

             2. Number of shares outstanding of a second
                class of open-end company shares

    V.       1. Net asset value per share                            $    9.94

             2. Net asset value per share of a second
                class of open-end company shares                     $       0

    W.       Mark-to-market net asset value per share for
             money market funds only (to four decimals)              $       0

    X.       Total number of shareholder accounts                          205

    Y.       Total value of assets in segregated accounts            $       0


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For period ending  12/31/99
File Number 811-3868

75. Average net assets during the current reporting period ($000's omitted). Answer only one:

    A.       Daily average (for money market funds)                  $       0

    B.       Monthly average (for all other funds)                   $  13,878

76. Market price per share at end of period
    (closed-end funds only)                         No established market price

77. A. Is the registrant filing any of the following attachments with the current filing of Form N-SAR? (ANSWER FOR ALL SERIES
             AS A GROUP)                                                     Y

    B.       Accountant's report on internal control

    C.       Matters submitted to a vote of security
             holders                                                         Y

    D.       Policies with respect to security
             investments

    E.       Legal proceedings

    F.       Changes in security for debt

    G.       Defaults and arrears on senior securities

    H.       Changes in control of Registrant

    I.       Terms of new or amended securities

    J.       Revaluation of assets or restatement of
             capital share account

    K.       Changes in Registrant's certifying account

    L.       Changes in accounting principles and
             practices

    M.       Mergers

    N. Actions required to be reported pursuant to Rule 2a-7

    O.       Transactions effected pursuant to Rule 10f-3

    P. Information required to be filed pursuant to existing exemptive orders


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ITEM 77C - SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS


The Registrant's most recent Annual Meeting of Stockholders was held at 11:00 Pacific Time, on October 19, 2000. At that meeting, the shareholders ratified the selection of Lavine, Lofgren, Morris & Engelberg as the Registrant's accountants and selected each of the nominees listed in the Registrant's Proxy Statement dated October 19, 2000, as a Director, to serve for the ensuing year.


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                                    SIGNATURE



This report is signed on behalf of the Registrant.

City of:       Solana Beach               State of:        California

Date:    2/23/2000

Name of Registrant:        BDI Investment Corporation



By:  /s/ Arthur Brody                   Witness:     /s/ Teresa Whorton
    --------------------------------              ---------------------------
     Arthur Brody                                    Teresa Whorton
     President and Chief                             Treasurer
     Executive Officer


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